Vessels in Operation - Vessels under Construction (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Vessels in Operation [Abstract]
June 30, 2027	$ 74,463
June 30, 2028	88,887
June 30, 2029	670,756
June 30, 2030	371,417
Total contractual commitments	$ 1,205,523